Related Party Transactions (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions
Due to related party	$ 1,578,524	$ 1,423,849
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]